Total
Schwab Total Stock Market Index Fund
Schwab Total Stock Market Index Fund®
Investment Objective
The fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Total Stock Market Index Fund Schwab Total Stock Market Index Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Total Stock Market Index Fund Schwab Total Stock Market Index Fund
Management fees	0.03%
Other expenses	none
Total annual fund operating expenses	0.03%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | USD ($)	3	10	17	39

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Total Stock Market Index†. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.
The fund generally gives the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
The Dow Jones U.S. Total Stock Market Index is designed to measure all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available – the index contains 4,113 stocks as of December 31, 2023. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
Because it may not be possible or practical to purchase all of the stocks included in the index, the investment adviser seeks to track the total return of the index by using sampling techniques. These techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including capitalization, performance attributes, dividend yield, price/earnings ratio, risk factors, industry factors and other characteristics. The fund generally expects that its portfolio will include the largest 2,000 to 2,800 U.S. stocks (measured by the float-adjusted market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.
The fund may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding
†
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.

index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.
The fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to approximately the extent that the index the fund is designed to track is also so concentrated.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of the index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 22.07% Q2 2020 Worst Quarter: (20.98%) Q1 2020
Average Annual Total Returns as of 12/31/23
Average Annual Returns - Schwab Total Stock Market Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Schwab Total Stock Market Index Fund	26.04%	15.02%	11.36%
After Taxes on Distributions | Schwab Total Stock Market Index Fund	25.59%	14.57%	10.81%
After Taxes on Distributions and Sale of Fund Shares | Schwab Total Stock Market Index Fund	15.69%	12.04%	9.26%
Dow Jones U.S. Total Stock Market Index	26.06%	15.05%	11.40%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.